QUARTERLY FINANCIAL DATA (Unaudited) - Summarized quarterly financial data (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 CNY	Sep. 30, 2014 CNY	Jun. 30, 2014 CNY	Mar. 31, 2014 CNY	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Quarterly Financial Information Disclosure [Abstract]
Sales	438,261,778	378,260,046	402,487,008	253,035,775	387,140,688	425,926,695	364,015,592	220,777,799	$ 241,007,000	1,472,045,000		1,397,861,000		1,324,952,000
Gross profit	123,827,223	123,947,540	134,844,876	78,324,882	100,596,341	148,023,358	126,597,747	73,562,227	75,467,000	460,945,000		448,780,000		432,910,000
Net income from continuing operations	26,957,036	26,146,348	32,364,810	9,289,887	24,920,607	43,283,357	27,246,301	7,170,983	18,306,000	111,809,000		119,200,000		102,856,000
Net income	26,957,036	26,146,348	32,364,810	9,289,887	24,920,607	43,283,357	27,246,301	7,170,983	$ 15,514,000	94,758,000	$ 16,600,000	102,621,000	$ 14,100,000	88,493,000
Earnings per share - Basic (in dollars per share)	1.66	1.61	2.00	0.57	1.53	2.66	1.69	0.44	$ 1.02	6.32		6.32		5.47
Earnings per share - Diluted (in dollars per share)	1.62	1.57	1.95	0.56	1.49	2.60	1.64	0.41	$ 0.99	6.14		6.14		5.29